Income Taxes- Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 0	$ 0
United States	11	0
Foreign	0	0
Total Current	11	0
Deferred
Federal	(6,710)	(5,460)
State	(699)	(4,779)
Change in valuation allowance	7,409	10,239
Total Deferred	0	0
Total tax provision	$ 11	$ 0